Shareholder Report, Holdings (Details)	May 31, 2026
C000236406 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000236406 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236406 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236406 [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236406 [Member] | AppLovin Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236406 [Member] | Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236406 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236406 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236406 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236406 [Member] | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000236406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000236406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236406 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236406 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000267498 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000267498 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000267498 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000267498 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000267498 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000267498 [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267498 [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000267498 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000267498 [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000267498 [Member] | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000267498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000267498 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000267498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000267498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267498 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000267498 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%